Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cost (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2024 USD ($)
Lease, Cost [Abstract]
Description of lease	Lease term	Lease term
Office at Units 2803, 28th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong	From February 14, 2023 through March 31, 2025	From February 14, 2023 through March 31, 2025
Right-of-use assets	$ 353,218		$ 1,181,941		$ 45,398
Operating lease liabilities
Current	293,792		863,508		37,760
Non-current			293,792
Operating lease liabilities	293,792		1,157,300		$ 37,760
Amortization charge of right-of-use assets	828,723	$ 106,513	727,315	$ 480,138
Interest of lease liabilities	23,531	3,024	35,832	14,362
Cash paid for operating leases	887,040	114,008	757,329	516,001
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			1,750,851
Termination of operating lease right-of-use assets and operating lease liabilities			$ 128,418